Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total USD ($)	2010 and 2012 Convertible Promissory Notes [Member] USD ($)	2014 Convertible Promissory Notes [Member] USD ($)	Series A Convertible Preferred Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] USD ($)	Series C Convertible Preferred Stock [Member] USD ($)	Series A & B Warrants [Member] USD ($)	Series B Warrant Liability [Member] USD ($)	Series B Warrant Liability [Member] Series A Convertible Preferred Stock [Member]	Series B Warrant Liability [Member] Series B Convertible Preferred Stock [Member]	Series B Warrant Liability [Member] Series C Convertible Preferred Stock [Member]	Common Stock [Member] USD ($)	Common Stock [Member] 2010 and 2012 Convertible Promissory Notes [Member] USD ($)	Common Stock [Member] 2014 Convertible Promissory Notes [Member] USD ($)	Common Stock [Member] Series B Warrant Liability [Member]	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] 2010 and 2012 Convertible Promissory Notes [Member] USD ($)	Additional Paid-In Capital [Member] 2014 Convertible Promissory Notes [Member] USD ($)	Additional Paid-In Capital [Member] Series A & B Warrants [Member] USD ($)	Additional Paid-In Capital [Member] Series B Warrant Liability [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Series B Warrant Liability [Member]
Balances at beginning, Amount at Dec. 31, 2012	$ (34,195,637)			$ 1,500,000	$ 6,862,939	$ 15,445,109						$ 522				$ 19,197,109					$ (53,393,268)
Balances at beginning, Shares at Dec. 31, 2012				31,250	119,140	715,039						522,360
Vesting of restricted common stock	23,986											14				23,972
Vesting of restricted common stock, Shares												13,325
Stock-based compensation	14,431															14,431
Net loss	(3,707,243)																				(3,707,243)
Balances at end, Amount at Dec. 31, 2013	(37,864,463)			1,500,000	6,862,939	15,445,109						536				19,235,512					(57,100,511)
Balances at end, Shares at Dec. 31, 2013				31,250	119,140	715,039						535,685
Stock-based compensation	345,435															345,435
Conversion of preferred stock to common stock in IPO	23,808,048			(1,500,000)	(6,862,939)	(15,445,109)						865				23,807,183
Conversion of preferred stock to common stock in IPO, shares				(31,250)	(119,140)	(715,039)						865,429
Stock warrant liability reclassification/Issuance of warrants for overallotment exercise	1,220,718						18,975									1,220,718			18,975
Issuance of common stock in IPO (net of discounts & commission of $861,948)	9,846,552											1,650				9,844,902
Issuance of common stock in IPO (net of discounts & commission of $861,948), Shares												1,650,000
Beneficial conversion feature in connection with related party convertible promissory notes	1,723,984															1,723,984
Conversion of notes payable into common stock in IPO		15,410,110	2,512,119										3,166	552			15,406,944	2,511,567
Conversion of notes payable into common stock in IPO, Shares													3,165,887	552,105
Deferred IPO costs	(1,830,450)															(1,830,450)
Series B warrants treated as derivative liability								(11,649,106)												(11,649,106)
Series B warrants treated as derivative liability, Shares								0	0	0	0				0					0		0
Net loss	(13,874,513)																				(13,874,513)
Balances at end, Amount at Dec. 31, 2014	$ (10,332,591)			$ 0	$ 0	$ 0						$ 6,769				$ 60,635,664					$ (70,975,024)
Balances at end, Shares at Dec. 31, 2014				0	0	0						6,769,106